Share-Based Compensation - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning	41,713,506
Number of shares, Granted	863,000
Number of shares, Exercised	(5,647,551)
Number of shares, Forfeited	(27,000)
Number of shares, Ending	36,901,955	41,713,506
Number of shares, Vested and expect to vest	36,901,955
Number of shares, Exercisable	13,445,369
Weighted average exercise price per share, Beginning	$ 0.25
Weighted average exercise price per share, Granted	0.68
Weighted average exercise price per share, Exercised	0.19
Weighted average exercise price per share, Forfeited	0.21
Weighted average exercise price per share, Ending	0.27	$ 0.25
Weighted average exercise price, Vested and expect to vest	0.27
Weighted average exercise price per share, Exercisable	$ 0.23
Weighted remaining contractual years	7 years 10 months 24 days	8 years 9 months 10 days
Weighted remaining contractual years, Vested and expect to vest	7 years 10 months 24 days
Weighted remaining contractual years, Exercisable	7 years 7 months 2 days
Aggregate intrinsic value	$ 237,704,168	$ 587,342,349
Aggregate intrinsic value, Vested and expect to vest	237,704,168
Aggregate intrinsic value, Exercisable	$ 87,093,196